Segment Information - Schedule of Reconciliation of Segment Adjusted EBITDA to Net Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 299,943	$ 503,512	$ 1,525,220	$ 1,676,625	$ 1,738,738
Cost of other revenues	(7,873)	(9,965)	(45,449)	(37,486)	(27,047)
Depreciation and depletion	(45,277)	(40,023)	(153,982)	(127,356)	(115,279)
Selling, general and administrative	(18,442)	(18,859)	(63,078)	(51,817)	(48,791)
Business interruption			(524)	(8,291)	(23,455)
Idle mine			0	0	(12,137)
Loss on early extinguishment of debt			0	(11,699)	0
Other (expense) income			0	(1,027)	675
Interest income	5,293	8,154	33,047	40,699	12,438
Interest expense	(2,107)	(1,121)	(4,271)	(17,960)	(31,433)
Income before income tax expense	(14,198)	156,111	283,666	551,419	783,104
Income tax (expense) benefit	6,030	(19,122)	(33,063)	(72,790)	(141,806)
Net (loss) income	(8,168)	136,989	250,603	478,629	641,298
Other revenues
Segment Reporting Information [Line Items]
Revenue	5,010	5,514	25,240	28,633	31,159
Mining
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA	49,198	212,411	492,683	737,723	996,974
Cost of other revenues	(7,873)	(9,965)	(45,449)	(37,486)	(27,047)
Depreciation and depletion	(45,277)	(40,023)	(153,982)	(127,356)	(115,279)
Selling, general and administrative	(18,442)	(18,859)	(63,078)	(51,817)	(48,791)
Business interruption			(524)	(8,291)	(23,455)
Idle mine			0	0	(12,137)
Loss on early extinguishment of debt			0	(11,699)	0
Other (expense) income			0	(1,027)	675
Interest income	3,186	7,033	33,047	40,699	12,438
Interest expense			(4,271)	(17,960)	(31,433)
Income before income tax expense			283,666	551,419	783,104
Income tax (expense) benefit	6,030	(19,122)	(33,063)	(72,790)	(141,806)
Net (loss) income	(8,168)	136,989	250,603	478,629	641,298
Mining | Other revenues
Segment Reporting Information [Line Items]
Revenue	$ 5,010	$ 5,514	$ 25,240	$ 28,633	$ 31,159